CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 156,400,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of revenue earning equipment	1,194,800,000	990,300,000
Depreciation of property and equipment	101,800,000	85,500,000
Amortization of other intangible assets	60,700,000	39,000,000
Amortization and write-off of deferred financing costs	25,000,000	29,500,000
Amortization and write-off of debt discount	(3,100,000)	2,800,000
Stock-based compensation charges	19,700,000	15,000,000
Gain (loss) on derivatives	(3,600,000)	(900,000)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(1,500,000)	(400,000)
Loss on revaluation of foreign denominated debt	0	2,500,000
Provision for losses on doubtful accounts	21,400,000	13,600,000
Deferred tax expense	104,100,000	40,900,000
Gain on sale of property and equipment	(1,500,000)	(700,000)
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(227,400,000)	(226,600,000)
Inventories, prepaid expenses and other assets	(63,900,000)	(21,000,000)
Accounts payable	85,300,000	142,100,000
Accrued liabilities	(6,100,000)	7,900,000
Accrued taxes	15,700,000	16,800,000
Public liability and property damage	(14,800,000)	(6,800,000)
Net cash provided by operating activities	1,466,000,000	1,183,000,000
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	175,400,000	130,100,000
Revenue earning equipment expenditures	(6,825,500,000)	(5,711,000,000)
Proceeds from disposal of revenue earning equipment	3,742,800,000	3,608,300,000
Property and equipment expenditures	(168,100,000)	(137,200,000)
Proceeds from disposal of property and equipment	42,500,000	56,400,000
Acquisitions, net of cash acquired	(229,200,000)	(161,800,000)
Other investing activities	(2,000,000)	(600,000)
Net cash used in investing activities	(3,264,100,000)	(2,215,800,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,204,400,000	270,500,000
Payment of long-term debt	(320,700,000)	(643,100,000)
Short-term borrowings:
Proceeds	332,000,000	246,700,000
Payments	(435,900,000)	(656,200,000)
Proceeds under the revolving lines of credit	3,680,100,000	3,535,500,000
Payments under the revolving lines of credit	(2,217,900,000)	(1,991,700,000)
Purchase of noncontrolling interest	0	(38,000,000)
Proceeds from employee stock purchase plan	2,400,000	2,000,000
Loan with Hertz Global Holdings, Inc.	12,000,000	(13,900,000)
Payment of financing costs	(20,600,000)	(6,900,000)
Dividends paid	(479,700,000)	(12,500,000)
Net cash provided by (used in) financing activities	1,756,100,000	692,400,000
Effect of foreign exchange rate changes on cash and cash equivalents	(8,200,000)	(4,800,000)
Net decrease in cash and cash equivalents during the period	(50,200,000)	(345,200,000)
Cash and cash equivalents at beginning of period	533,235,000	931,208,000
Cash and cash equivalents at end of period	483,000,000	586,000,000
Cash paid during the period for:
Interest (net of amounts capitalized)	303,900,000	269,400,000
Income taxes	43,000,000	37,700,000
Supplemental disclosure for non-cash flow information [Abstract]
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	561,600,000	598,600,000
Sales of revenue earning equipment included in receivables	118,800,000	178,400,000
Purchases of property and equipment included in accounts payable	58,600,000	42,100,000
Sales of property and equipment included in receivables	18,500,000	9,200,000
Other Significant Noncash Transaction, Value of Consideration Given	$ 18,000,000	$ 0